Expense Example, No Redemption - Davis Global Fund and Davis International Fund	Oct. 31, 2025 USD ($)
Davis Global Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 567
Expense Example, No Redemption, 3 Years	763
Expense Example, No Redemption, 5 Years	976
Expense Example, No Redemption, 10 Years	1,586
Davis Global Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	551
Expense Example, No Redemption, 5 Years	949
Expense Example, No Redemption, 10 Years	1,851
Davis Global Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	72
Expense Example, No Redemption, 3 Years	224
Expense Example, No Redemption, 5 Years	390
Expense Example, No Redemption, 10 Years	871
Davis International Fund | Class A
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	577
Expense Example, No Redemption, 3 Years	793
Expense Example, No Redemption, 5 Years	1,027
Expense Example, No Redemption, 10 Years	1,697
Davis International Fund | Class C
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	183
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,017
Expense Example, No Redemption, 10 Years	1,992
Davis International Fund | Class Y
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	74
Expense Example, No Redemption, 3 Years	230
Expense Example, No Redemption, 5 Years	401
Expense Example, No Redemption, 10 Years	$ 894